Leases - Lease Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
Year one	$ 1,302
Year two	2,602
Year three	2,347
Year four	2,418
Year five	0
Thereafter	0
Total lease payments	8,669
Less: imputed interest	1,256
Total lease liabilities	$ 7,413